Financial Risk Management - Optimum capital structure to reduce cost of capital (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial Risk Management
Borrowing	$ 1,158,071	$ 1,333,237	$ 1,465,437
Less: Cash and cash equivalents	(439,847)	(369,848)
Net debt	718,224	963,389
Equity	$ 1,517,960	$ 803,909	$ 862,369	$ 773,608
Net debt to equity ratio	47.00%	120.00%